General and administrative expenses - Schedule of general and administrative expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of General and Administrative Expenses [Abstract]
Salaries and payroll taxes	$ 23,300	$ 27,178	$ 20,242
Share-based payments (Note 31)	23,133	16,576	10,592
Fees and compensation for services	11,764	9,848	7,412
Employee benefits	4,678	3,360	2,124
Institutional promotion and advertising	2,174	2,066	2,237
Taxes, rates and contributions	1,884	1,859	1,311
Others	3,550	2,939	1,940
Total general and administrative expenses	$ 70,483	$ 63,826	$ 45,858